Loss Per Share - Summary of Loss Per Share and weighted Average Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss attributable to common stockholders - basic	$ (111,581)	$ (63,040)	$ (85,534)
Net loss attributable to common stockholders - diluted	$ (111,581)	$ (63,040)	$ (85,534)
Weighted average common stock outstanding	238,711,227	211,009,169	208,121,980
Weighted average common stock outstanding	238,711,227	211,009,169	208,121,980
Vested warrants issued to NFL to purchase common stock	16,046,575	18,500,000	17,760,274
Vested warrants issued to NFL to purchase common stock	16,046,575	18,500,000	17,760,274
Adjusted weighted average common stock outstanding - basic	254,757,802	229,509,169	225,882,254
Adjusted weighted average common stock outstanding - diluted	254,757,802	229,509,169	225,882,254
Loss per share attributable to common stockholders - basic	$ (0.44)	$ (0.27)	$ (0.38)
Loss per share attributable to common stockholders - diluted	$ (0.44)	$ (0.27)	$ (0.38)